FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-05878

                         FRANKLIN VALUE INVESTORS TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                           -------



Item 1. Schedule of Investments.

Franklin Value Investors Trust
QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2004
--------------------------------------------------------------------------------


CONTENTS

Franklin Balance Sheet Investment Fund .................................. 3
Franklin Large Cap Value Fund ........................................... 9
Franklin MicroCap Value Fund ............................................13
Franklin Small Cap Value Fund ...........................................17
Notes to Statements of Investments ......................................21


                                                   [LOGO OMITTED]
                                             FRANKLIN(R) TEMPLETON(R)
                                                    INVESTMENTS
                                              FRANKLIN o TEMPLETON o
                                                   MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)



--------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                      SHARES              VALUE

  CLOSED END MUTUAL FUNDS 1.2%

a Apollo Investment Corp. .................................................................     200,000    $     2,726,000
a Emerging Markets Telecommunications Fund Inc. ...........................................     250,000          1,935,000
  H & Q Healthcare Investors Fund .........................................................     150,000          2,542,500
  John Hancock Bank & Thrift Opportunity Fund .............................................   1,650,000         15,576,000
  Latin America Equity Fund Inc. ..........................................................     222,015          3,383,509
  Mexico Fund (Mexico) ....................................................................     620,800         12,074,560
  New Ireland Fund Inc. (Irish Republic) ..................................................     135,000          2,151,900
  Petroleum & Resources Corp. .............................................................     150,000          3,705,000
                                                                                                           ----------------

  TOTAL CLOSED END MUTUAL FUNDS (COST $38,030,843) ........................................                     44,094,469
                                                                                                           ----------------

  COMMON STOCKS 81.3%
  COMMERCIAL SERVICES 1.1%
  Kelly Services Inc., A ..................................................................   1,506,800         40,879,484
                                                                                                           ----------------

  CONSUMER DURABLES 5.2%
  D.R. Horton Inc. ........................................................................   1,650,000         45,589,500
  Hasbro Inc. .............................................................................   1,800,000         32,706,000
  Lennar Corp., A .........................................................................     480,000         20,486,400
  Lennar Corp., B .........................................................................      48,000          1,905,120
  M.D.C. Holdings Inc. ....................................................................     363,000         24,375,450
  Pulte Homes Inc. ........................................................................   1,300,000         71,019,000
                                                                                                           ----------------

                                                                                                               196,081,470
                                                                                                           ----------------

  CONSUMER NON-DURABLES 2.7%
b DIMON Inc. ..............................................................................   2,504,200         13,522,680
  Kellwood Co. ............................................................................     450,000         18,067,500
  Russell Corp. ...........................................................................   1,459,000         25,809,710
a Tommy Hilfiger Corp. ....................................................................   2,800,000         39,200,000
  Universal Corp. .........................................................................     125,000          6,028,750
                                                                                                           ----------------

                                                                                                               102,628,640
                                                                                                           ----------------

  CONSUMER SERVICES 3.5%
a,b Aztar Corp. .........................................................................     2,930,000         71,111,100
a,b Champps Entertainment Inc. ..........................................................       920,000          7,360,000
a   La Quinta Corp. .....................................................................     2,471,900         18,934,754
a   Prime Hospitality Corp. .............................................................       702,800          6,451,704
a,b Vail Resorts Inc. ...................................................................     1,525,000         29,752,750
                                                                                                           ----------------

 ..........................................................................................                    133,610,308
                                                                                                           ----------------

  DISTRIBUTION SERVICES 1.2%
  Applied Industrial Technologies Inc. ....................................................     700,000         22,379,000
  Handleman Co. ...........................................................................   1,000,000         21,470,000
                                                                                                           ----------------

                                                                                                                43,849,000
                                                                                                           ----------------







                                          Quarterly Statements of Investments| 3
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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)



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  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                     SHARES              VALUE

  COMMON STOCKS (CONT.)

  ELECTRONIC TECHNOLOGY 1.2%
a ESCO Technologies Inc. ..................................................................     618,400    $    32,558,760
a FSI International Inc. ..................................................................     600,000          3,150,000
a Hutchinson Technology Inc. ..............................................................     150,000          3,340,500
a Standard Microsystems Corp. .............................................................     376,700          6,483,007
                                                                                                           ----------------

                                                                                                                45,532,267
                                                                                                           ----------------

  ENERGY MINERALS 2.2%
  Peabody Energy Corp. ....................................................................   1,507,000         84,663,260
                                                                                                           ----------------

  FINANCE/RENTAL/LEASING 5.5%
  CIT Group Holdings Inc. .................................................................   2,210,000         76,819,600
a,b Dollar Thrifty Automotive Group Inc. ..................................................   1,800,000         43,362,000
  Freddie Mac .............................................................................   1,356,000         87,204,360
                                                                                                           ----------------

                                                                                                               207,385,960
                                                                                                           ----------------

  FINANCIAL CONGLOMERATES 2.4%
  Principal Financial Group Inc. ..........................................................     634,200         21,556,458
  Prudential Financial Inc. ...............................................................   1,450,000         67,512,000
                                                                                                           ----------------

                                                                                                                89,068,458
                                                                                                           ----------------

  INDUSTRIAL SERVICES 2.7%
a Global Industries Ltd. ..................................................................   2,400,000         12,120,000
a Hanover Compressor Co. ..................................................................     667,600          7,837,624
a Offshore Logistics Inc. .................................................................     900,000         26,055,000
a Petroleum Helicopters Inc. ..............................................................      77,500          1,708,100
a Petroleum Helicopters Inc., non-voting ..................................................     152,000          3,216,320
a Shaw Group Inc. .........................................................................   1,498,500         14,865,120
a Universal Compression Holdings Inc. .....................................................     850,000         27,888,500
a,b Xanser Corp. ..........................................................................   2,800,000          6,664,000
                                                                                                           ----------------

                                                                                                               100,354,664
                                                                                                           ----------------

  LIFE/HEALTH INSURANCE 6.9%
  American National Insurance Co. .........................................................     647,500         59,246,250
  Amerus Group Co. ........................................................................     325,000         12,512,500
  Assurant Inc. ...........................................................................     825,700         20,147,080
  FBL Financial Group Inc., A .............................................................     525,000         13,954,500
a Genworth Financial Inc., A ..............................................................   1,600,000         36,384,000
  Kansas City Life Insurance Co. ..........................................................     222,789          9,936,389
  Manulife Financial Corp. (Canada) .......................................................     500,000         20,010,000
  MetLife Inc. ............................................................................     401,000         14,303,670
a National Western Life Insurance Co., A ..................................................     150,000         23,982,000
  Presidential Life Corp. .................................................................     515,000          9,038,250
  StanCorp Financial Group Inc. ...........................................................     600,000         42,180,000
                                                                                                           ----------------
                                                                                                               261,694,639
                                                                                                           ----------------






4 | Quarterly Statements of Investments

Franklin Value Investors Trust




---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                     SHARES              VALUE

  COMMON STOCKS (CONT.)

  NON-ENERGY MINERALS 5.5%
  Nucor Corp. .............................................................................     630,000    $    52,699,500
  Reliance Steel & Aluminum Co. ...........................................................   1,162,800         46,302,696
  Texas Industries Inc. ...................................................................     800,000         34,264,000
  United States Steel Corp. ...............................................................   2,000,000         76,280,000
                                                                                                           ----------------
                                                                                                               209,546,196
                                                                                                           ----------------

  PROCESS INDUSTRIES 5.3%
  Bunge Ltd. ..............................................................................   1,812,000         72,715,560
  Corn Products International Inc. ........................................................   1,120,000         48,294,400
a,b Delta Woodside Industries Inc. ........................................................     555,000            604,950
  J.G. Boswell Co. ........................................................................      30,000         12,750,000
  MeadWestvaco Corp. ......................................................................     844,000         25,201,840
  Monsanto Co. ............................................................................     853,900         30,962,414
a PolyOne Corp. ...........................................................................   1,400,000         10,122,000
                                                                                                           ----------------
                                                                                                               200,651,164
                                                                                                           ----------------

  PRODUCER MANUFACTURING 6.3%
  CNH Global NV (Netherlands) .............................................................   1,605,000         31,618,500
a Insteel Industries Inc. .................................................................     450,000          4,050,000
  Lennox International Inc. ...............................................................   1,115,000         19,646,300
  Mueller Industries Inc. .................................................................     659,400         25,136,328
  Oshkosh Truck Corp. .....................................................................     480,000         25,425,600
b Tecumseh Products Co., A ................................................................     778,900         31,802,487
b Tecumseh Products Co., B ................................................................     300,000         12,660,000
  Timken Co. ..............................................................................   1,350,000         33,534,000
  Trinity Industries Inc. .................................................................   1,806,900         54,333,483
                                                                                                           ----------------
                                                                                                               238,206,698
                                                                                                           ----------------

  PROPERTY-CASUALTY INSURANCE 6.0%
  E-L Financial Corp. Ltd. (Canada) .......................................................     104,667         28,745,924
  IPC Holdings Ltd. (Bermuda) .............................................................   1,180,000         44,250,000
  Midland Co. .............................................................................     385,000         10,991,750
  Montpelier Re Holdings Ltd. (Bermuda) ...................................................      10,000            353,800
  Old Republic International Corp. ........................................................   3,100,000         72,199,000
  RLI Corp. ...............................................................................     489,400         18,009,920
  Selective Insurance Group Inc. ..........................................................     650,000         23,406,500
  St. Paul Travelers Cos. Inc. ............................................................     750,000         27,802,500
                                                                                                           ----------------
                                                                                                               225,759,394
                                                                                                           ----------------

  REGIONAL BANKS .1%
  UMB Financial Corp. .....................................................................      93,400          4,681,208
                                                                                                           ----------------





                                           Quarterly Statements of Investments|5

Franklin Value Investors Trust



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                     SHARES              VALUE

  COMMON STOCKS (CONT.)

  RETAIL TRADE 8.1%
a Big Lots Inc. ...........................................................................   2,000,000    $    24,480,000
  Boise Cascade Corp. .....................................................................     343,554         11,079,617
  Cato Corp., A ...........................................................................     300,000          6,261,000
a Charming Shoppes Inc. ...................................................................   5,000,000         36,700,000
  Dillards Inc., A ........................................................................   2,150,000         48,998,500
  Federated Department Stores Inc. ........................................................     740,000         35,460,800
  Fred's Inc. .............................................................................     400,000          7,220,000
b Haverty Furniture Cos. Inc. .............................................................     920,000         17,102,800
  Saks Inc. ...............................................................................   1,508,400         19,684,620
a,b Syms Corp. ............................................................................   1,430,000         14,843,400
a Toys R Us Inc. ..........................................................................   2,815,000         46,334,900
a Zale Corp. ..............................................................................   1,422,400         38,603,936
                                                                                                           ----------------
                                                                                                               306,769,573
                                                                                                           ----------------

  SAVINGS BANKS .3%
  Farmers & Merchants Bank of Long Beach ..................................................       2,200         11,165,000
  First Niagara Financial Group Inc. ......................................................     100,000          1,219,000
                                                                                                           ----------------

                                                                                                                12,384,000
                                                                                                           ----------------

  SPECIALTY INSURANCE 3.0%
  MGIC Investment Corp. ...................................................................     440,000         31,240,000
  The PMI Group Inc. ......................................................................   1,150,000         47,414,500
  Radian Group Inc. .......................................................................     750,000         34,515,000
                                                                                                           ----------------
                                                                                                               113,169,500
                                                                                                           ----------------

  TECHNOLOGY SERVICES .6%
a Intergraph Corp. ........................................................................     850,000         22,431,500
                                                                                                           ----------------

  TRANSPORTATION 7.1%
a ABX Air Inc. ............................................................................   1,825,000         11,643,500
a,b Alaska Air Group Inc. .................................................................   1,350,600         28,132,998
  Burlington Northern Santa Fe Corp. ......................................................     599,900         21,284,452
a Crowley Maritime Corp. ..................................................................       4,240          4,982,000
a Kansas City Southern ....................................................................   2,152,000         31,462,240
a Mesa Air Group Inc. .....................................................................     450,000          2,808,000
  Norfolk Southern Corp. ..................................................................   1,358,600         36,261,034
  Overseas Shipholding Group Inc. .........................................................   1,440,000         64,670,400
  Teekay Shipping Corp. (Bahamas) .........................................................   1,700,000         67,626,000
                                                                                                           ----------------
                                                                                                               268,870,624
                                                                                                           ----------------

  UTILITIES 4.4%
  Entergy Corp. ...........................................................................     800,000         46,000,000
  Northeast Utilities .....................................................................   1,750,000         32,725,000
  PNM Resources Inc. ......................................................................   1,863,300         38,831,172
a Sierra Pacific Resources Co. ............................................................   4,169,000         34,269,180
  Xcel Energy Inc. ........................................................................     878,000         15,013,800
                                                                                                           ----------------
                                                                                                               166,839,152
                                                                                                           ----------------

  TOTAL COMMON STOCKS (COST $2,020,751,178) ...............................................                  3,075,057,159
                                                                                                           ----------------



6 | Quarterly Statements of Investments

Franklin Value Investors Trust




---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                     SHARES              VALUE

  PREFERRED STOCK (COST $5,692,717) .2%

  Price Legacy Corp., 8.75%, pfd., A .................................................          451,440    $     7,281,727
                                                                                                           ----------------



                                                                                        PRINCIPAL AMOUNT

  CONVERTIBLE BOND (COST $6,000,000) .3%
  UTILITIES
  Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 ...........................   $    6,000,000         12,277,500
                                                                                                           ----------------

  TOTAL LONG TERM INVESTMENTS (COST $2,070,474,738) ..................................                       3,138,710,855
                                                                                                           ----------------


                                                                                             SHARES

  SHORT TERM INVESTMENTS 17.0%
  MONEY FUND (COST $168,789,648) 4.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio ......................      168,789,648        168,789,648
                                                                                                           ----------------


                                                                                        PRINCIPAL AMOUNT

  REPURCHASE AGREEMENT (COST $473,216,575) 12.5%
d Joint Repurchase Agreement, 1.320%, 8/02/04 (Maturity Value $473,268,629) ..........   $  473,216,575        473,216,575
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $46,498,644)
    Banc of America Securities LLC (Maturity Value $46,498,644)
    Barclays Capital Inc. (Maturity Value $46,498,644)
    Bear, Stearns & Co. Inc. (Maturity Value $20,672,364)
    BNP Paribas Securities Corp. (Maturity Value $46,498,644)
    Deutsche Bank Securities Inc. (Maturity Value $46,498,644)
    Goldman, Sachs & Co. (Maturity Value $46,498,644)
    Greenwich Capital Markets Inc (Maturity Value $46,498,644)
    Lehman Brothers Inc. (Maturity Value $34,108,471)
    Morgan Stanley & Co. Inc. (Maturity Value $46,498,643)
    UBS Securities LLC (Maturity Value $46,498,643)
     Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
     8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury
     Notes, 1.625% - 7.500%, 2/15/04 - 6/15/09
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $642,006,223) ...................................                         642,006,223
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $2,712,480,961) 100.0% .....................................                       3,780,717,078
  OTHER ASSETS, LESS LIABILITIES .....................................................                             152,874
                                                                                                           ----------------

  NET ASSETS 100.0% ..................................................................                     $ 3,780,869,952
                                                                                                           ----------------




aNon-income producing.
bSee Note 2 regarding holdings of 5% voting securities.
cThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
dAt July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.


Quarterly Statements of Investments | See Notes to Statements of Investments.| 7
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8 | Quarterly Statements of Investments
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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

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---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                  SHARES          VALUE

  COMMON STOCKS 85.4%

  COMMUNICATIONS .9%
  Verizon Communications Inc. ........................................................              44,000  $    1,695,760
                                                                                                           ----------------

  CONSUMER NON-DURABLES 9.7%
  H.J. Heinz Co. .....................................................................              97,000       3,578,330
  Kimberly-Clark Corp. ...............................................................              78,000       4,997,460
  Procter & Gamble Co. ...............................................................             108,000       5,632,200
  Sara Lee Corp. .....................................................................             202,000       4,435,920
                                                                                                           ----------------

                                                                                                                18,643,910
                                                                                                           ----------------

  CONSUMER SERVICES 7.7%
  Cendant Corp. ......................................................................              65,000       1,487,200
  Gannett Co. Inc. ...................................................................              81,000       6,734,340
  McDonald's Corp. ...................................................................             244,800       6,732,000
                                                                                                           ----------------

                                                                                                                14,953,540
                                                                                                           ----------------

  ELECTRONIC TECHNOLOGY 1.5%
  Hewlett-Packard Co. ................................................................             147,000       2,962,050
                                                                                                           ----------------

  ENERGY MINERALS 2.8%
  ConocoPhillips .....................................................................              24,000       1,890,480
  Marathon Oil Corp. .................................................................              37,000       1,393,790
  Occidental Petroleum Corp. .........................................................              45,000       2,217,150
                                                                                                           ----------------

                                                                                                                 5,501,420
                                                                                                           ----------------

  FINANCE/RENTAL/LEASING 5.1%
  Fannie Mae .........................................................................              47,000       3,335,120
  Freddie Mac ........................................................................             102,000       6,559,620
                                                                                                           ----------------

                                                                                                                 9,894,740
                                                                                                           ----------------

  FINANCIAL CONGLOMERATES 5.7%
  Citigroup Inc. .....................................................................             152,000       6,701,680
  Principal Financial Group Inc. .....................................................             128,000       4,350,720
                                                                                                           ----------------

                                                                                                                11,052,400
                                                                                                           ----------------

  HEALTH TECHNOLOGY 8.2%
  Abbott Laboratories ................................................................             148,000       5,823,800
  Becton, Dickinson & Co. ............................................................              71,000       3,353,330
  Pfizer Inc. ........................................................................             207,000       6,615,720
                                                                                                           ----------------

                                                                                                                15,792,850
                                                                                                           ----------------

  INVESTMENT BANKS/BROKERS 4.2%
  Lehman Brothers Holdings Inc. ......................................................              72,000       5,047,200
  Morgan Stanley .....................................................................              64,000       3,157,120
                                                                                                           ----------------

                                                                                                                 8,204,320
                                                                                                           ----------------

  INVESTMENT MANAGERS 1.4%
  Mellon Financial Corp. .............................................................              98,000       2,693,040
                                                                                                           ----------------



                                          Quarterly Statements of Investments| 9

Franklin Value Investors Trust




---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                  SHARES          VALUE

  COMMON STOCKS (CONT.)

  LIFE/HEALTH INSURANCE 2.7%
  MetLife Inc. .......................................................................             146,000  $    5,207,820
                                                                                                           ----------------

  MAJOR BANKS 6.7%
  Bank of America Corp. ..............................................................              75,000       6,375,750
  Wachovia Corp. .....................................................................             146,000       6,469,260
                                                                                                           ----------------

                                                                                                                12,845,010
                                                                                                           ----------------

  MULTI-LINE INSURANCE 2.6%
  American International Group Inc. ..................................................              71,000       5,016,150
                                                                                                           ----------------

  PROCESS INDUSTRIES 2.6%
  Praxair Inc. .......................................................................             125,000       4,931,250
                                                                                                           ----------------

  PRODUCER MANUFACTURING 7.5%
  General Electric Co. ...............................................................             133,000       4,422,250
  Masco Corp. ........................................................................             152,000       4,596,480
  United Technologies Corp. ..........................................................              58,000       5,423,000
                                                                                                           ----------------

                                                                                                                14,441,730
                                                                                                           ----------------

  PROPERTY-CASUALTY INSURANCE 4.6%
  Allstate Corp. .....................................................................             144,000       6,779,520
  St. Paul Travelers Cos. Inc. .......................................................              56,000       2,075,920
                                                                                                           ----------------

                                                                                                                 8,855,440
                                                                                                           ----------------

  REGIONAL BANKS 2.8%
  U.S. Bancorp .......................................................................             194,000       5,490,200
                                                                                                           ----------------

  RETAIL TRADE 3.1%
  Federated Department Stores Inc. ...................................................              94,000       4,504,480
  The TJX Cos. Inc. ..................................................................              61,000       1,431,670
                                                                                                           ----------------

                                                                                                                 5,936,150
                                                                                                           ----------------

  SAVINGS BANKS 1.4%
  Washington Mutual Inc. .............................................................              70,000       2,716,000
                                                                                                           ----------------

  TECHNOLOGY SERVICES 2.7%
  International Business Machines Corp. ..............................................              61,000       5,311,270
                                                                                                           ----------------

  TRANSPORTATION 1.5%
  Burlington Northern Santa Fe Corp. .................................................              80,000       2,838,400
                                                                                                           ----------------

  TOTAL COMMON STOCKS (COST $148,196,148) ............................................                         164,983,450
                                                                                                           ----------------



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10 | Quarterly Statements of Investments

Franklin Value Investors Trust



-------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                  SHARES          VALUE

  SHORT TERM INVESTMENT (COST $28,674,243) 14.9%

  MONEY FUND
a Franklin Institutional Fiduciary Trust Money Market Portfolio ......................          28,674,243  $   28,674,243
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $176,870,391) 100.3% .......................................                         193,657,693
  OTHER ASSETS, LESS LIABILITIES (.3)% ...............................................                            (595,312)
                                                                                                           ----------------

  NET ASSETS 100.0% ..................................................................                      $  193,062,381
                                                                                                           ----------------




aThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


Quarterly Statements of Investments | See Notes to Statements of Investments. | 11
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12 | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE

  COMMON STOCKS 68.5%

  COMMERCIAL SERVICES 1.5%
  Courier Corp. ......................................................................            150,000   $    6,150,000
                                                                                                           ----------------

  COMMUNICATIONS 1.6%
  Atlantic Tele-Network Inc. .........................................................            225,000        6,918,750
                                                                                                           ----------------

  CONSUMER DURABLES 6.9%
  Allen Organ Co., B .................................................................             94,800        4,834,800
a Baldwin Piano & Organ Co. ..........................................................                100               --
  Bassett Furniture Industries Inc. ..................................................            105,400        2,013,140
a Cavalier Homes Inc. ................................................................            700,000        3,150,000
a Chromcraft Revington Inc. ..........................................................            200,000        2,620,000
a Dixie Group Inc. ...................................................................            405,000        4,799,250
a Edelbrock Corp. ....................................................................            217,268        3,578,404
  Flexsteel Industries Inc. ..........................................................             60,000        1,326,000
a National R.V. Holdings Inc. ........................................................            261,700        4,252,625
a,b  Rockford Corp. ..................................................................            575,000        2,501,250
                                                                                                           ----------------

                                                                                                                29,075,469
                                                                                                           ----------------

  CONSUMER NON-DURABLES 9.5%
  Brown Shoe Co. Inc. ................................................................            165,000        5,317,950
b Delta Apparel Inc. .................................................................            340,000        7,469,800
  DIMON Inc. .........................................................................            640,000        3,456,000
b Haggar Corp. .......................................................................            420,000        8,085,000
a,b  Seneca Foods Corp., A ...........................................................            256,600        4,779,175
a,b Seneca Foods Corp., B ............................................................            121,500        2,269,012
  Standard Commercial Corp. ..........................................................            350,000        5,460,000
  Tandy Brands Accessories Inc. ......................................................            254,000        3,459,480
                                                                                                           ----------------

                                                                                                                40,296,417
                                                                                                           ----------------

  DISTRIBUTION SERVICES 1.7%
  D & K Healthcare Research Inc. .....................................................            490,000        4,900,000
a GTSI Corp. .........................................................................            203,100        2,081,775
                                                                                                           ----------------

                                                                                                                 6,981,775
                                                                                                           ----------------

  ELECTRONIC TECHNOLOGY 1.3%
b Espey Manufacturing & Electronics Corp. ............................................             78,000        1,766,700
a Ladish Co. Inc. ....................................................................             34,450          308,672
a Printronix Inc. ....................................................................            130,000        1,918,800
a Sparton Corp. ......................................................................            160,650        1,397,655
                                                                                                           ----------------

                                                                                                                 5,391,827
                                                                                                           ----------------

  HEALTH SERVICES 1.0%
  Healthcare Services Group Inc. .....................................................            260,400        4,382,532
                                                                                                           ----------------







                                         Quarterly Statements of Investments| 13

Franklin Value Investors Trust



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE

  COMMON STOCKS (CONT.)

  INDUSTRIAL SERVICES 3.5%
b Ecology & Environment Inc., A ......................................................            215,000   $    1,945,750
a Exponent Inc. ......................................................................            100,000        2,511,000
a Layne Christensen Co. ..............................................................            468,900        6,630,246
a Matrix Service Co. .................................................................            266,000        1,848,700
a Petroleum Helicopters Inc. .........................................................             17,600          387,904
a Petroleum Helicopters Inc., non-voting .............................................             78,000        1,650,480
                                                                                                           ----------------

                                                                                                                14,974,080
                                                                                                           ----------------

  NON-ENERGY MINERALS 2.1%
a Commonwealth Industries Inc. .......................................................            620,000        6,125,600
a,b Continental Materials Corp. ......................................................             99,500        2,805,900
                                                                                                           ----------------

                                                                                                                 8,931,500
                                                                                                           ----------------

  PROCESS INDUSTRIES 2.5%
b American Pacific Corp. .............................................................            659,000        5,206,100
a Mercer International Inc. (Germany) ................................................            545,400        5,344,920
                                                                                                           ----------------

                                                                                                                10,551,020
                                                                                                           ----------------

  PRODUCER MANUFACTURING 13.7%
  Alamo Group Inc. ...................................................................             45,000          730,800
a,b Art's-Way Manufacturing Co. Inc. .................................................            134,500          645,734
  Central Steel & Wire Co. ...........................................................              3,640        1,820,000
  CIRCOR International Inc. ..........................................................            247,500        4,385,700
a,b Gehl Co. .........................................................................            420,000        8,324,400
  Gibraltar Steel Corp. ..............................................................            238,000        7,675,500
b Hardinge Inc. ......................................................................            725,000        8,990,000
a Insteel Industries Inc. ............................................................            250,000        2,250,000
a,b Nashua Corp. .....................................................................            475,000        4,607,500
a,b Northwest Pipe Co. ...............................................................            333,000        5,910,750
a Powell Industries Inc. .............................................................             23,900          408,929
a RTI International Metals Inc. ......................................................            567,900        8,512,821
  Smith Investment Co. ...............................................................             42,400        2,204,800
  Steel Technologies Inc. ............................................................              2,100           48,531
a TransPro Inc. ......................................................................            265,000        1,457,500
                                                                                                           ----------------

                                                                                                                57,972,965
                                                                                                           ----------------

  PROPERTY-CASUALTY INSURANCE 4.6%
a,b ACMAT Corp., A ...................................................................            392,800        4,823,584
  Baldwin & Lyons Inc., B ............................................................            153,875        3,934,584
a Mercer Insurance Group Inc. ........................................................             20,000          236,400
b Merchants Group Inc. ...............................................................            190,000        4,807,000
  Penn-America Group Inc. ............................................................            280,000        3,640,000
  Safety Insurance Group Inc. ........................................................             95,000        1,938,000
                                                                                                           ----------------

                                                                                                                19,379,568
                                                                                                           ----------------




14 | Quarterly Statements of Investments

Franklin Value Investors Trust



-------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE

  COMMON STOCKS (CONT.)

  REAL ESTATE DEVELOPMENT 2.3%
  Bresler & Reiner Inc. ..............................................................             89,000   $    5,073,000
  Case Pomeroy & Co. Inc., A .........................................................                220          231,220
  Case Pomeroy & Co. Inc., cvt., B ...................................................                533          546,325
a Griffin Land & Nurseries Inc. ......................................................            173,000        4,001,663
                                                                                                           ----------------

                                                                                                                 9,852,208
                                                                                                           ----------------

  REAL ESTATE INVESTMENT TRUSTS 1.2%
  Arbor Realty Trust Inc. ............................................................            270,000        5,130,000
                                                                                                           ----------------

  REGIONAL BANKS .1%
  First Commonwealth Financial Corp. .................................................             36,656          468,830
                                                                                                           ----------------

  RETAIL TRADE 4.6%
a,b Duckwall-ALCO Stores Inc. ........................................................            330,000        5,474,370
a,b Fresh Brands Inc. ................................................................            800,000        6,144,000
a,b S&K Famous Brands Inc. ...........................................................            260,000        4,006,600
b Village Super Market Inc., A .......................................................            115,175        3,886,005
                                                                                                           ----------------

                                                                                                                19,510,975
                                                                                                           ----------------

  SAVINGS BANKS 2.9%
  First Defiance Financial Corp. .....................................................            235,000        5,581,250
  Wilshire Financial Services Group Inc. .............................................            700,000        6,524,000
                                                                                                           ----------------

                                                                                                                12,105,250
                                                                                                           ----------------

  TRANSPORTATION 5.7%
a Crowley Maritime Corp. .............................................................              2,342        2,751,850
a,b International Shipholding Corp. ..................................................            480,000        7,166,400
  OMI Corp. ..........................................................................            254,000        3,695,700
  Providence & Worchester Railroad Co. ...............................................            205,000        2,277,550
  Stelmar Shipping Ltd. (Greece) .....................................................            240,000        8,028,000
                                                                                                           ----------------

                                                                                                                23,919,500
                                                                                                           ----------------

  UTILITIES 1.8%
  Central Vermont Public Service Corp. ...............................................             70,000        1,360,100
  Green Mountain Power Corp. .........................................................            201,700        5,171,588
  Maine & Maritimes Corp. ............................................................             27,100          850,940
                                                                                                           ----------------

                                                                                                                 7,382,628
                                                                                                           ----------------

  TOTAL COMMON STOCKS (COST $185,877,965) ............................................                         289,375,294
                                                                                                           ----------------

  PREFERRED STOCK (COST $3,400,000) .9%
a Seneca Foods Corp., pfd., 144A .....................................................            200,000        3,650,000
                                                                                                           ----------------



                                         Quarterly Statements of Investments| 15

Franklin Value Investors Trust



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                            PRINCIPAL AMOUNT       VALUE

  CONVERTIBLE BOND (COST $7,000,000) 2.3%

  PROCESS INDUSTRIES
  Mercer International Inc., cvt., 8.50%, 10/15/10 (Germany) .........................     $    7,000,000   $    9,660,000
                                                                                                           ----------------

  TOTAL LONG TERM INVESTMENTS (COST $196,277,965) ....................................                         302,685,294
                                                                                                           ----------------


                                                                                               SHARES

  SHORT TERM INVESTMENTS 28.4%
  MONEY FUND (COST $105,673,892) 25.0%
c Franklin Institutional Fiduciary Trust Money Market Portfolio ......................        105,673,892      105,673,892
                                                                                                           ----------------


                                                                                          PRINCIPAL AMOUNT

  REPURCHASE AGREEMENT (COST $14,282,261) 3.4%
d Joint Repurchase Agreement, 1.320%, 8/02/04
    (Maturity Value $14,283,832) .....................................................     $   14,282,261       14,282,261
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,403,386)
    Banc of America Securities LLC (Maturity Value $1,403,386)
    Barclays Capital Inc. (Maturity Value $1,403,386)
    Bear, Stearns & Co. Inc (Maturity Value $623,919)
    BNP Paribas Securities Corp. (Maturity Value $1,403,386)
    Deutsche Bank Securities Inc. (Maturity Value $1,403,386)
    Goldman, Sachs & Co. (Maturity Value $1,403,386)
    Greenwich Capital Markets Inc. (Maturity Value $1,403,386)
    Lehman Brothers Inc. (Maturity Value $1,029,437)
    Morgan Stanley & Co. Inc. (Maturity Value $1,403,387)
    UBS Securities LLC (Maturity Value $1,403,387)
     Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
     8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and U.S. Treasury
     Notes, 1.625% - 7.500%, 2/15/04 - 6/15/09
                                                                                                           ----------------

  TOTAL SHORT TERM INVESTMENTS (COST $119,956,153) ...................................                         119,956,153
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $316,234,118) 100.1% .......................................                         422,641,447
  OTHER ASSETS, LESS LIABILITIES (.1)% ...............................................                            (549,562)
                                                                                                           ----------------

  NET ASSETS 100.0% ..................................................................                      $  422,091,885
                                                                                                           ----------------




aNon-income producing.
bSee Note 2 regarding holdings of 5% voting securities.
cThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. dAt July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.



16 | See Notes to Statements of Investments. | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)



-------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE

  COMMON STOCKS 93.2%

  COMMERCIAL SERVICES .3%
  ABM Industries Inc. ................................................................           90,000     $    1,619,100
                                                                                                           ----------------

  CONSUMER DURABLES 8.8%
  Action Performance Cos. Inc. .......................................................           50,000            540,000
  Apogee Enterprises Inc. ............................................................          215,200          2,263,904
  Bassett Furniture Industries Inc. ..................................................          113,800          2,173,580
  Briggs & Stratton Corp. ............................................................           77,000          6,429,500
  D.R. Horton Inc. ...................................................................           56,250          1,554,188
  Hooker Furniture Corp. .............................................................          151,500          4,061,715
  La-Z-Boy Inc. ......................................................................          265,000          4,579,200
  M/I Homes Inc. .....................................................................          129,200          4,908,308
  Monaco Coach Corp. .................................................................          251,000          6,094,280
  Russ Berrie & Co. Inc. .............................................................          298,300          5,679,632
  Thor Industries Inc. ...............................................................          195,000          6,105,450
                                                                                                           ----------------

                                                                                                                44,389,757
                                                                                                           ----------------

  CONSUMER NON-DURABLES 4.6%
  Brown Shoe Co. Inc. ................................................................          180,200          5,807,846
  Lancaster Colony Corp. .............................................................           60,000          2,416,800
  Oshkosh B'Gosh Inc., A .............................................................          150,000          3,364,500
  Russell Corp. ......................................................................          185,300          3,277,957
  Standard Commercial Corp. ..........................................................          129,000          2,012,400
a Timberland Co., A ..................................................................          107,000          6,210,280
                                                                                                           ----------------

                                                                                                                23,089,783
                                                                                                           ----------------

  CONSUMER SERVICES 2.9%
a Aztar Corp. ........................................................................          283,300          6,875,691
  Intrawest Corp. (Canada) ...........................................................          245,000          3,969,000
a La Quinta Corp. ....................................................................          535,500          4,101,930
                                                                                                           ----------------

                                                                                                                14,946,621
                                                                                                           ----------------

  ELECTRONIC TECHNOLOGY 2.4%
a Avocent Corp. ......................................................................          175,000          5,239,500
  Cohu Inc. ..........................................................................          136,000          2,575,160
  Diebold Inc. .......................................................................           95,000          4,379,500
                                                                                                           ----------------

                                                                                                                12,194,160
                                                                                                           ----------------

  ENERGY MINERALS 7.4%
  Arch Coal Inc. .....................................................................          250,000          8,442,500
  Consol Energy Inc. .................................................................          310,000         11,110,400
  Holly Corp. ........................................................................           45,000          1,773,450
  Peabody Energy Corp. ...............................................................          210,000         11,797,800
  Pioneer Natural Resources Co. ......................................................          115,000          4,145,750
                                                                                                           ----------------

                                                                                                                37,269,900
                                                                                                           ----------------





                                         Quarterly Statements of Investments| 17

Franklin Value Investors Trust




---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE

  COMMON STOCKS (CONT.)

  FINANCE .5%
  The PMI Group Inc. .................................................................           60,000     $    2,473,800
                                                                                                           ----------------

  FINANCE/RENTAL/LEASING .7%
a Dollar Thrifty Automotive Group Inc. ...............................................          140,000          3,372,600
                                                                                                           ----------------

  HEALTH SERVICES 1.6%
a Pharmaceutical Product Development Inc. ............................................          235,000          8,239,100
                                                                                                           ----------------

  HEALTH TECHNOLOGY 2.0%
a Steris Corp. .......................................................................          302,800          6,225,568
  West Pharmaceutical Services Inc. ..................................................          109,000          4,151,810
                                                                                                           ----------------

                                                                                                                10,377,378
                                                                                                           ----------------

  INDUSTRIAL SERVICES 8.5%
a Atwood Oceanics Inc. ...............................................................           88,000          3,402,080
a EMCOR Group Inc. ...................................................................           93,000          4,024,110
  ENSCO International Inc. ...........................................................           87,000          2,619,570
a Global Industries Ltd. .............................................................          800,000          4,040,000
  GlobalSantaFe Corp. ................................................................           37,000          1,013,800
a Lone Star Technologies Inc. ........................................................          260,000          8,663,200
a Offshore Logistics Inc. ............................................................          155,700          4,507,515
a Oil States International Inc. ......................................................          300,000          4,938,000
a Rowan Cos. Inc. ....................................................................          270,000          6,593,400
a Shaw Group Inc. ....................................................................          177,000          1,755,840
a Transocean Inc. ....................................................................           44,500          1,263,800
                                                                                                           ----------------

                                                                                                                42,821,315
                                                                                                           ----------------

  INSURANCE BROKERS/SERVICES 1.3%
  Arthur J. Gallagher & Co. ..........................................................          215,000          6,658,550
                                                                                                           ----------------

  LIFE/HEALTH INSURANCE 2.6%
  American National Insurance Co. ....................................................           56,800          5,197,200
  Presidential Life Corp. ............................................................          105,000          1,842,750
  Protective Life Corp. ..............................................................           82,500          2,990,625
  StanCorp Financial Group Inc. ......................................................           45,000          3,163,500
                                                                                                           ----------------

                                                                                                                13,194,075
                                                                                                           ----------------

  NON-ENERGY MINERALS 3.1%
  Reliance Steel & Aluminum Co. ......................................................          232,000          9,238,240
  United States Steel Corp. ..........................................................          165,000          6,293,100
                                                                                                           ----------------

                                                                                                                15,531,340
                                                                                                           ----------------

  PROCESS INDUSTRIES 5.7%
  AptarGroup Inc. ....................................................................          126,000          5,331,060
  Bunge Ltd. .........................................................................          203,000          8,146,390
  Cabot Corp. ........................................................................          150,000          5,712,000
  Myers Industries Inc. ..............................................................           61,900            810,890
  RPM International Inc. .............................................................          580,000          8,729,000
                                                                                                           ----------------

                                                                                                                28,729,340
                                                                                                           ----------------



18 | Quarterly Statements of Investments

Franklin Value Investors Trust



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE

  COMMON STOCKS (CONT.)

  PRODUCER MANUFACTURING 15.1%
  American Woodmark Corp. ............................................................            6,400     $      364,224
  Carlisle Cos. Inc. .................................................................           32,000          2,031,680
  CIRCOR International Inc. ..........................................................          183,400          3,249,848
  CNH Global NV (Netherlands) ........................................................          174,000          3,427,800
a Genlyte Group Inc. .................................................................           60,000          3,738,000
  Graco Inc. .........................................................................          225,000          7,083,000
  JLG Industries Inc. ................................................................          237,400          3,323,600
a Mettler-Toledo International Inc. (Switzerland) ....................................          165,000          6,880,500
  Mueller Industries Inc. ............................................................          155,200          5,916,224
a Powell Industries Inc. .............................................................          107,900          1,846,169
  Roper Industries Inc. ..............................................................          150,000          8,400,000
  Stewart & Stevenson Services Inc. ..................................................          111,500          1,756,125
  Superior Industries International Inc. .............................................          235,000          7,682,150
  Teleflex Inc. ......................................................................           85,000          3,778,250
  Thomas Industries Inc. .............................................................           80,000          2,480,000
  Timken Co. .........................................................................           69,600          1,728,864
a Tower Automotive Inc. ..............................................................          165,800            522,270
  Watts Water Technologies Inc., A ...................................................          149,800          3,789,940
  York International Corp. ...........................................................          231,000          8,218,980
                                                                                                           ----------------

                                                                                                                76,217,624
                                                                                                           ----------------

  PROPERTY-CASUALTY INSURANCE 5.1%
  Harleysville Group Inc. ............................................................           87,500          1,653,750
  IPC Holdings Ltd. (Bermuda) ........................................................          160,000          6,000,000
  Montpelier Re Holdings Ltd. (Bermuda) ..............................................          340,000         12,029,200
  RLI Corp. ..........................................................................          162,100          5,965,280
                                                                                                           ----------------

                                                                                                                25,648,230
                                                                                                           ----------------

  REAL ESTATE INVESTMENT TRUSTS .9%
  Arbor Realty Trust Inc. ............................................................          245,000          4,655,000
                                                                                                           ----------------

  REGIONAL BANKS 1.6%
  Chemical Financial Corp. ...........................................................            3,100            107,074
  Corus Bankshares Inc. ..............................................................           15,800            634,370
  Hancock Holding Co. ................................................................           83,900          2,519,517
  Peoples Bancorp Inc. ...............................................................          186,300          4,750,650
                                                                                                           ----------------

                                                                                                                 8,011,611
                                                                                                           ----------------

  RETAIL TRADE 8.5%
a American Eagle Outfitters Inc. .....................................................          170,000          5,570,900
  Casey's General Stores Inc. ........................................................          220,000          3,559,600
  Christopher & Banks Corp. ..........................................................          300,000          4,911,000
  Dillards Inc., A ...................................................................          280,000          6,381,200
a Linens `n Things Inc. ..............................................................          165,000          4,392,300
a The Men's Wearhouse Inc. ...........................................................          206,000          5,456,940
  Pier 1 Imports Inc. ................................................................          314,200          5,633,606
a West Marine Inc. ...................................................................          287,800          5,945,948
a Zale Corp. .........................................................................           46,200          1,253,868
                                                                                                           ----------------

                                                                                                                43,105,362
                                                                                                           ----------------



                                         Quarterly Statements of Investments| 19

Franklin Value Investors Trust



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE

  COMMON STOCKS (CONT.)

  SAVINGS BANKS .3%
  First Indiana Corp. ................................................................           95,000     $    1,799,300
                                                                                                           ----------------

  TECHNOLOGY SERVICES 1.2%
  Reynolds & Reynolds Co., A .........................................................          279,600          6,179,160
                                                                                                           ----------------

  TRANSPORTATION 7.3%
a Kansas City Southern ...............................................................          272,400          3,982,488
  OMI Corp. ..........................................................................          464,000          6,751,200
  Overseas Shipholding Group Inc. ....................................................          132,300          5,941,593
  SkyWest Inc. .......................................................................          390,300          5,514,939
  Teekay Shipping Corp. (Bahamas) ....................................................          277,400         11,034,972
  Tidewater Inc. .....................................................................          120,000          3,642,000
                                                                                                           ----------------

                                                                                                                36,867,192
                                                                                                           ----------------

  UTILITIES .8%
a Sierra Pacific Resources Co. .......................................................          482,000          3,962,040
                                                                                                           ----------------

  TOTAL COMMON STOCKS (COST $366,638,007)                                                                      471,352,338
                                                                                                           ----------------

  SHORT TERM INVESTMENT (COST $30,823,711) 6.1%
  MONEY FUND
b Franklin Institutional Fiduciary Trust Money Market Portfolio ......................       30,823,711         30,823,711
                                                                                                           ----------------

  TOTAL INVESTMENTS (COST $397,461,718) 99.3% ........................................                         502,176,049
  OTHER ASSETS, LESS LIABILITIES .7% .................................................                           3,609,486
                                                                                                           ----------------

  NET ASSETS 100.0% ..................................................................                      $  505,785,535
                                                                                                           ----------------




aNon-income producing.
bThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


20 | See Notes to Statements of Investments. | Quarterly Statements of Investments

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)




Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                   --------------------------------------------------------------------------
                                        FRANKLIN           FRANKLIN           FRANKLIN          FRANKLIN
                                      BALANCE SHEET        LARGE CAP          MICROCAP          SMALL CAP
                                     INVESTMENT FUND      VALUE FUND         VALUE FUND        VALUE FUND
                                   --------------------------------------------------------------------------
Cost of investments ............... $2,713,144,301        $176,870,391      $316,343,973      $397,699,495
                                   --------------------------------------------------------------------------
Unrealized appreciation ........... $1,127,220,307        $ 17,720,710      $109,419,274      $116,820,216
Unrealized depreciation ...........    (59,647,530)           (933,408)       (3,121,800)      (12,343,662)
                                   --------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ................... $1,067,572,777        $ 16,787,302      $106,297,474      $104,476,554
                                   --------------------------------------------------------------------------


2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in affiliated companies for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund at July 31, 2004 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF                          NUMBER OF
                                         SHARES HELD                        SHARES HELD       VALUE
                                        AT BEGINNING   GROSS      GROSS       AT END         AT END        INVESTMENT   REALIZED
  NAME OF ISSUER                         OF PERIOD    ADDITIONS  REDUCTIONS  OF PERIOD      OF PERIOD        INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND
  Alaska  Air Group Inc. ..............   1,350,600          --         --   1,350,600    $ 28,132,998           --   $        --
  Aztar  Corp. ........................   3,000,000          --     70,000   2,930,000      71,111,100           --     1,001,282
  Champps Entertainment Inc. ..........     920,000          --         --     920,000       7,360,000           --            --
  Delta Woodside Industries Inc. ......     560,000          --      5,000     555,000         604,950           --       (70,126)
  DIMON Inc. ..........................   2,504,200          --         --   2,504,200      13,522,680      563,445            --
  Dollar Thrifty Automotive
  Group Inc. ..........................   1,800,000          --         --   1,800,000      43,362,000           --            --
  Handleman Co. .......................   1,300,000          --    300,000   1,000,000               a      224,000     4,121,915
  Haverty Furniture Cos. Inc. .........     920,000          --         --     920,000      17,102,800      172,500            --
  Insteel Industries Inc. .............     560,000          --    110,000     450,000               a           --      (143,815)
  Syms Corp. ..........................   1,430,000          --         --   1,430,000      14,843,400           --            --
  Tecumseh Products Co., A ............     778,900          --         --     778,900      31,802,487      747,744            --
  Tecumseh Products Co., B ............     300,000          --         --     300,000      12,660,000      288,000            --
  Vail Resorts Inc. ...................          --   1,525,000         --   1,525,000      29,752,750           --            --
  Xanser Corp. ........................   2,800,000          --         --   2,800,000       6,664,000           --            --
                                                                                          ------------------------------------------
                TOTAL AFFILIATED SECURITIES (7.32% OF NET ASSETS)                         $276,919,165 $  1,995,689    $4,909,256
                                                                                          ------------------------------------------



                                         Quarterly Statements of Investments| 21

Franklin Value Investors Trust

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF                            NUMBER OF
                                SHARES HELD                           SHARES HELD        VALUE
                               AT BEGINNING      GROSS       GROSS      AT END          AT END         INVESTMENT     REALIZED
  NAME OF ISSUER                 OF PERIOD     ADDITIONS  REDUCTIONS   OF PERIOD       OF PERIOD         INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND
  ACMAT Corp., A ...............    392,800          --         --     392,800       $  4,823,584       $     --     $        --
  American Pacific Corp. .......    668,900          --      9,900     659,000          5,206,100        280,938          37,955
  Art's-Way
   Manufacturing Co. Inc. ......    134,500          --         --     134,500            645,735             --              --
  Commonwealth
   Industries Inc. .............    870,000          --    250,000     620,000                  a             --       1,260,185
  Continental
   Materials Corp. .............     99,500          --         --      99,500          2,805,900             --              --
  Delta Apparel Inc. ...........    340,000          --         --     340,000          7,469,800         64,600              --
  Duckwall-ALCO
   Stores Inc. .................    300,000      30,000         --     330,000          5,474,370             --              --
  Ecology & Environment
   Inc., A .....................    230,000          --     15,000     215,000          1,945,750         75,650          27,628
  Espey Manufacturing &
   Electronics Corp. ...........     78,000          --         --      78,000          1,766,700         68,250              --
  Fresh Brands Inc. ............    264,000     536,000         --     800,000          6,144,000         23,760              --
  Gehl Co. .....................    405,200      14,800         --     420,000          8,324,400             --              --
  Haggar Corp. .................    420,000          --         --     420,000          8,085,000         42,000              --
  Hardinge Inc. ................    700,000      25,000         --     725,000          8,990,000         14,121              --
  International
   Shipholding Corp. ...........    480,000          --         --     480,000          7,166,400             --              --
  Invivo Corp. .................    402,000          --    402,000          --                  a             --       5,589,550
  Merchants Group Inc. .........    190,000          --         --     190,000          4,807,000         57,000              --
  Nashua Corp. .................    475,000          --         --     475,000          4,607,500             --              --
  Northwest Pipe Company .......    177,300     155,700         --     333,000          5,910,750             --              --
  Rockford Corp ................         --     575,000         --     575,000          2,501,250             --              --
  S&K Famous Brands Inc. .......    260,000          --         --     260,000          4,006,600             --              --
  Seneca Foods Corp., A ........    256,600          --         --     256,600          4,779,175             --              --
  Seneca Foods Corp., B ........    121,500          --         --     121,500          2,269,012             --              --
  United Retail Group Inc. .....    830,000          --    830,000          --                  a             --      (3,203,499)
  Village Super
   Market Inc., A ..............    110,675       4,500         --     115,175          3,886,005         35,074              --
                                                                                     --------------------------------------------
         TOTAL AFFILIATED SECURITIES (24.07% OF NET ASSETS) ..................       $101,615,031       $661,393     $ 3,711,819
                                                                                     --------------------------------------------

aAs of July 31, 2004, no longer an affiliate.









For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



22 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN VALUE INVESTORS TRUST

By /S/JIMMY D. GAMBILL
       Chief Executive Officer - Finance and Administration
Date  September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
       Chief Executive Officer - Finance and Administration
Date  September 28, 2004


By /S/GALEN G. VETTER
       Chief Financial Officer
Date  September 28, 2004










                                    Exhibit A

I, Jimmy D. Gambill, certify that:

1. I have reviewed this  report on Form N-Q of the  Franklin  Value  Investors
Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

1. I have  reviewed  this  report on Form N-Q of the  Franklin  Value  Investors
Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer